Household Products Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									$ 79.0	$ 0	$ 0
Severance Costs					(0.2)	0.1	0	0
Other Restructuring Costs	0.1	(0.2)	1.9	0.2
Household Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges									79.0
Restructuring Reserve [Roll Forward]
Charge to Income									79.0
Other Adjustments/CTA									1.5
Utilized - Cash									57.3
Utilized - Non-cash									16.1
Ending Balance	7.1								7.1
Pre-tax Savings Realized									11
Household Products [Member] | Impairment in Value of Asset [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									16.1
Other Adjustments/CTA									0
Utilized - Cash									0
Utilized - Non-cash									16.1
Ending Balance	0								0
Household Products [Member] | Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									41.8
Other Adjustments/CTA									2.3
Utilized - Cash									38.4
Utilized - Non-cash									0
Ending Balance	5.7								5.7
Household Products [Member] | Pension Settlement Cost [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									6.1
Other Adjustments/CTA									0
Utilized - Cash									6.1
Utilized - Non-cash									0
Ending Balance	0								0
Household Products [Member] | Other Related Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Charge to Income									15.0
Other Adjustments/CTA									(0.8)
Utilized - Cash									12.8
Utilized - Non-cash									0
Ending Balance	1.4								1.4
Minimum [Member] | Household Products [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost									80
Effect on Future Earnings, Amount									30
Maximum [Member] | Household Products [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Expected Cost									85
Effect on Future Earnings, Amount									$ 35